Cover	Dec. 08, 2022
Cover [Abstract]
Entity Registrant Name	STARGUIDE GROUP, INC.
Entity Central Index Key	0001803096
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 08, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-237681
Entity Tax Identification Number	61-1817627
Entity Address Address Line 1	300 E. 2nd Street
Entity Address Address Line 2	Suite 1510
Entity Address Address Line 3	PMB 5010
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	702
Local Phone Number	664-0097
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false